John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 14.3%					$489,954,658
(Cost $512,912,026)
U.S. Government 11.5%					394,405,628
U.S. Treasury
Bond	2.000	02-15-50		31,340,000	21,451,985
Bond	2.375	02-15-42		22,080,000	17,268,975
Bond	2.750	11-15-42		10,200,000	8,434,922
Bond	3.000	02-15-49		58,470,000	49,535,053
Bond	3.000	08-15-52		11,120,000	9,450,697
Bond	3.625	02-15-53		28,510,000	27,382,964
Note	0.500	02-28-26		2,800,000	2,539,906
Note	1.500	01-31-27		36,560,000	33,529,519
Note	1.875	02-15-32		22,533,000	19,582,585
Note	2.375	03-31-29		16,245,000	15,062,795
Note	2.625	05-31-27		10,525,000	10,028,352
Note	2.750	08-15-32		42,010,000	39,064,377
Note	2.875	05-15-32		91,260,000	85,852,132
Note	3.500	02-15-33		55,885,000	55,221,366
U.S. Government Agency 2.8%					95,549,030
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	08-01-52		8,785,053	8,507,723
30 Yr Pass Thru	5.000	08-01-52		8,098,047	8,058,498
30 Yr Pass Thru	5.000	10-01-52		7,717,972	7,656,161
30 Yr Pass Thru	5.000	11-01-52		4,340,338	4,289,640
30 Yr Pass Thru	5.000	11-01-52		9,812,740	9,761,751
30 Yr Pass Thru	5.500	11-01-52		7,127,816	7,160,624
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		15,861,679	15,445,216
30 Yr Pass Thru	5.000	11-01-52		7,752,733	7,690,644
30 Yr Pass Thru	5.500	10-01-52		5,760,352	5,801,266
30 Yr Pass Thru	5.500	11-01-52		9,814,189	9,828,692

30 Yr Pass Thru	5.500	12-01-52		11,296,818	11,348,815
Foreign government obligations 23.5%					$805,911,360
(Cost $866,718,770)
Australia 1.5%					51,763,861
Commonwealth of Australia	0.500	09-21-26	AUD	8,025,000	4,755,275
Commonwealth of Australia	1.000	12-21-30	AUD	8,280,000	4,487,627
New South Wales Treasury Corp.	1.250	03-20-25	AUD	9,705,000	6,030,202
New South Wales Treasury Corp.	1.500	02-20-32	AUD	26,860,000	13,983,908
New South Wales Treasury Corp.	3.000	05-20-27	AUD	13,240,000	8,382,455
Queensland Treasury Corp. (A)	2.750	08-20-27	AUD	8,865,000	5,549,361
Western Australian Treasury Corp.	1.500	10-22-30	AUD	15,635,000	8,575,033
Austria 0.2%					6,676,201
Republic of Austria (A)	0.500	02-20-29	EUR	7,075,000	6,676,201
Brazil 0.8%					29,310,955
Federative Republic of Brazil	10.000	01-01-25	BRL	130,720,000	26,257,191
Federative Republic of Brazil	10.000	01-01-27	BRL	15,285,000	3,053,764
Canada 2.5%					85,062,880
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	6,685,000	4,343,403
Government of Canada	1.250	03-01-25	CAD	30,290,000	21,200,099
Government of Canada	1.500	09-01-24	CAD	2,863,000	2,031,834
Government of Canada	2.750	09-01-27	CAD	13,265,000	9,476,145
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Province of Alberta	0.625	04-18-25	EUR	3,045,000	$3,091,977
Province of Ontario	1.350	12-02-30	CAD	39,500,000	24,406,490
Province of Ontario	3.450	06-02-45	CAD	10,495,000	6,936,441
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,171,815
Province of Quebec	1.500	12-15-23	GBP	5,130,000	6,260,469
Province of Quebec	3.000	09-01-23	CAD	5,650,000	4,144,207
China 0.1%					5,044,465
People’s Republic of China	2.690	08-12-26	CNY	35,520,000	5,044,465
Colombia 0.3%					9,650,446
Republic of Colombia	3.250	04-22-32		7,960,000	5,751,355
Republic of Colombia	4.500	03-15-29		2,450,000	2,132,146
Republic of Colombia	5.625	02-26-44		2,450,000	1,766,945
Germany 1.1%					37,439,378
Federal Republic of Germany	3.250	07-04-42	EUR	4,600,000	5,478,769
Federal Republic of Germany, Zero Coupon	0.000	11-15-27	EUR	5,700,000	5,514,287
Federal Republic of Germany, Zero Coupon	0.000	02-15-31	EUR	6,070,000	5,484,340
Federal Republic of Germany, Zero Coupon	0.000	02-15-32	EUR	20,045,000	17,707,159
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	4,035,000	3,254,823
Greece 0.1%					4,605,834
Republic of Greece (A)	2.000	04-22-27	EUR	4,495,000	4,605,834
India 1.0%					32,982,066
Export-Import Bank of India (A)	3.875	02-01-28		6,380,000	6,014,099
Republic of India	5.220	06-15-25	INR	696,560,000	8,170,522
Republic of India	6.100	07-12-31	INR	358,560,000	4,075,299
Republic of India	6.450	10-07-29	INR	373,000,000	4,380,335
Republic of India	7.060	04-10-28	INR	421,080,000	5,092,438
Republic of India	7.260	02-06-33	INR	272,460,000	3,343,408
Republic of India	7.270	04-08-26	INR	156,200,000	1,905,965
Indonesia 3.7%					125,614,380
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		8,310,000	8,206,125
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,136,659
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	6,277,438
Republic of Indonesia (A)	2.625	06-14-23	EUR	7,550,000	8,054,218
Republic of Indonesia	3.050	03-12-51		5,655,000	4,043,325
Republic of Indonesia	3.850	10-15-30		4,480,000	4,247,976
Republic of Indonesia	5.125	04-15-27	IDR	61,400,000,000	3,989,455
Republic of Indonesia	6.375	08-15-28	IDR	258,309,000,000	17,489,305
Republic of Indonesia	6.375	04-15-32	IDR	190,055,000,000	12,624,124
Republic of Indonesia	6.500	06-15-25	IDR	342,192,000,000	23,141,770
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	5,687,763
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,380,764
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,479,763
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,079,286
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,852,906
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	8,479,508
Republic of Indonesia	9.000	03-15-29	IDR	45,615,000,000	3,443,995
Ireland 0.1%					2,694,357
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,694,357
Italy 0.2%					6,812,259
Republic of Italy	1.250	02-17-26		7,595,000	6,812,259
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Japan 0.8%					$28,289,877
Government of Japan	0.005	03-20-27	JPY	986,750,000	7,085,368
Government of Japan	0.400	09-20-25	JPY	2,923,650,000	21,204,509
Malaysia 1.4%					49,452,685
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,434,954
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	4,750,468
Government of Malaysia	3.844	04-15-33	MYR	43,936,000	9,519,895
Government of Malaysia	3.882	03-14-25	MYR	30,035,000	6,570,808
Government of Malaysia	3.899	11-16-27	MYR	35,552,000	7,810,056
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,156,140
Government of Malaysia	3.906	07-15-26	MYR	20,310,000	4,462,499
Government of Malaysia	4.498	04-15-30	MYR	29,585,000	6,747,865
Mexico 1.9%					64,195,236
Government of Mexico	5.000	03-06-25	MXN	478,450,000	24,773,697
Government of Mexico	7.500	05-26-33	MXN	399,470,000	20,621,179
Government of Mexico	7.750	05-29-31	MXN	354,390,000	18,800,360
New Zealand 1.8%					61,651,264
Government of New Zealand	0.500	05-15-24	NZD	21,830,000	12,561,809
Government of New Zealand	0.500	05-15-26	NZD	32,455,000	17,456,501
Government of New Zealand	2.750	04-15-25	NZD	7,320,000	4,249,348
Government of New Zealand	3.500	04-14-33	NZD	15,820,000	8,916,720
Government of New Zealand	4.500	04-15-27	NZD	6,890,000	4,180,420
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	6,980,000	3,815,849
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	8,350,000	4,433,719
New Zealand Local Government Funding Agency	4.500	04-15-27	NZD	10,170,000	6,036,898
Norway 1.5%					50,909,982
Kingdom of Norway (A)	1.250	09-17-31	NOK	110,420,000	8,476,675
Kingdom of Norway (A)	1.500	02-19-26	NOK	43,065,000	3,698,344
Kingdom of Norway (A)	1.750	03-13-25	NOK	127,825,000	11,187,821
Kingdom of Norway (A)	1.750	02-17-27	NOK	92,990,000	7,944,455
Kingdom of Norway (A)	2.125	05-18-32	NOK	110,590,000	9,036,455
Kommunalbanken AS	4.250	07-16-25	AUD	11,774,000	7,667,526
Kommunalbanken AS	5.250	07-15-24	AUD	4,410,000	2,898,706
Philippines 1.4%					46,527,621
Republic of the Philippines	0.875	05-17-27	EUR	16,540,000	15,632,347
Republic of the Philippines	2.625	08-12-25	PHP	828,425,000	13,768,204
Republic of the Philippines	3.625	09-09-25	PHP	302,480,000	5,128,856
Republic of the Philippines	6.125	08-22-28	PHP	438,705,000	7,925,744
Republic of the Philippines	6.250	01-14-36	PHP	235,000,000	4,072,470
Portugal 0.4%					15,409,379
Republic of Portugal (A)	1.650	07-16-32	EUR	16,130,000	15,409,379
Qatar 0.2%					5,852,591
State of Qatar (A)	4.817	03-14-49		6,160,000	5,852,591
Singapore 0.3%					9,331,646
Republic of Singapore	3.375	09-01-33	SGD	12,070,000	9,331,646
South Korea 1.7%					59,657,292
Republic of Korea	1.375	12-10-29	KRW	5,133,700,000	3,397,019
Republic of Korea	2.125	06-10-27	KRW	13,298,800,000	9,515,682
Republic of Korea	2.375	03-10-27	KRW	38,788,060,000	28,097,343
Republic of Korea	3.125	09-10-24	KRW	10,015,260,000	7,500,290
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
South Korea (continued)
Republic of Korea	3.125	09-10-27	KRW	6,167,200,000	$4,581,761
Republic of Korea	4.250	12-10-32	KRW	8,219,530,000	6,565,197
United Arab Emirates 0.1%					3,592,238
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	3,592,238
United Kingdom 0.4%					13,384,467
Government of United Kingdom	0.250	01-31-25	GBP	3,650,000	4,219,343

Government of United Kingdom	4.250	12-07-27	GBP	7,360,000	9,165,124
Corporate bonds 45.7%					$1,565,254,415
(Cost $1,779,170,833)
Communication services 4.4%					152,456,568
Diversified telecommunication services 0.2%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	4,912,960
CT Trust (A)	5.125	02-03-32		1,056,000	832,357
IHS Holding, Ltd. (A)	6.250	11-29-28		3,600,000	2,867,328
Entertainment 0.4%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		15,595,000	12,573,469
Interactive media and services 0.1%
Match Group Holdings II LLC (A)(B)	4.125	08-01-30		3,640,000	3,089,377
Media 2.6%
CCO Holdings LLC (A)	4.250	02-01-31		15,935,000	12,764,566
CCO Holdings LLC (A)	4.500	06-01-33		5,745,000	4,385,529
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	1,879,709
Charter Communications Operating LLC	5.125	07-01-49		14,590,000	11,110,302
Charter Communications Operating LLC	5.750	04-01-48		5,420,000	4,486,017
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		5,840,000	4,658,568
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		8,000,000	6,631,160
News Corp. (A)	3.875	05-15-29		14,435,000	12,674,471
Sirius XM Radio, Inc. (A)	4.125	07-01-30		12,225,000	9,614,896
Virgin Media Finance PLC (A)	5.000	07-15-30		7,640,000	6,047,605
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	4,275,791
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		11,030,000	9,913,678
Wireless telecommunication services 1.1%
Sprint LLC	7.625	02-15-25		3,670,000	3,760,322
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	3,850,925
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,477,579
T-Mobile USA, Inc.	3.375	04-15-29		4,865,000	4,403,110
T-Mobile USA, Inc.	3.500	04-15-31		5,910,000	5,264,234
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,635,303
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	6,557,566
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		13,395,000	10,789,746
Consumer discretionary 6.1%					208,225,603
Automobiles 1.3%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	4,929,471
Ford Motor Company	3.250	02-12-32		5,375,000	4,084,315
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	3,975,053
Ford Motor Credit Company LLC	2.900	02-16-28		3,620,000	3,056,423
Ford Motor Credit Company LLC	3.625	06-17-31		10,800,000	8,734,067
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,163,748
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,504,044
Ford Motor Credit Company LLC	4.542	08-01-26		4,455,000	4,166,154
Ford Motor Credit Company LLC	4.950	05-28-27		11,500,000	10,763,962
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Broadline retail 0.2%
MercadoLibre, Inc. (B)	2.375	01-14-26		5,950,000	$5,451,602
MercadoLibre, Inc.	3.125	01-14-31		3,340,000	2,725,064
Diversified consumer services 0.4%
Duke University	3.299	10-01-46		7,549,000	5,909,467
Massachusetts Institute of Technology	2.989	07-01-50		4,565,000	3,362,783
President and Fellows of Harvard College	2.517	10-15-50		6,515,000	4,396,104
Hotels, restaurants and leisure 4.2%
Carnival Corp. (A)	5.750	03-01-27		11,850,000	10,144,033
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,068,158
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		7,450,000	6,926,155
Hyatt Hotels Corp.	5.750	04-23-30		9,696,000	9,769,955
MGM Resorts International	4.750	10-15-28		1,060,000	966,029
New Red Finance, Inc. (A)	3.500	02-15-29		15,357,000	13,605,549
New Red Finance, Inc. (A)	3.875	01-15-28		8,793,000	8,063,634
New Red Finance, Inc. (A)	4.000	10-15-30		21,155,000	18,161,009
Premier Entertainment Sub LLC (A)	5.625	09-01-29		2,115,000	1,501,650
Premier Entertainment Sub LLC (A)	5.875	09-01-31		5,320,000	3,657,500
Royal Caribbean Cruises, Ltd. (A)(B)	5.500	04-01-28		12,760,000	11,722,201
Royal Caribbean Cruises, Ltd. (A)	11.625	08-15-27		1,716,000	1,864,924
Travel + Leisure Company (A)	4.500	12-01-29		7,482,000	6,341,369
Travel + Leisure Company (A)	6.625	07-31-26		3,876,000	3,839,992
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		6,920,000	6,349,100
Yum! Brands, Inc.	3.625	03-15-31		18,845,000	16,101,070
Yum! Brands, Inc.	4.625	01-31-32		7,170,000	6,520,976
Yum! Brands, Inc. (A)	4.750	01-15-30		14,270,000	13,400,042
Consumer staples 3.1%					104,715,347
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		8,250,000	6,611,385
Food products 2.6%
Darling Ingredients, Inc. (A)	6.000	06-15-30		13,370,000	13,155,719
JBS USA LUX SA (A)	3.625	01-15-32		9,845,000	7,965,655
JBS USA LUX SA (A)	5.750	04-01-33		5,895,000	5,497,382
Kraft Heinz Foods Company	4.250	03-01-31		10,895,000	10,438,306
Kraft Heinz Foods Company	4.375	06-01-46		2,935,000	2,468,216
Kraft Heinz Foods Company	4.625	10-01-39		11,120,000	9,917,692
Kraft Heinz Foods Company	6.875	01-26-39		6,560,000	7,343,884
Kraft Heinz Foods Company (A)	7.125	08-01-39		1,675,000	1,861,884
MARB BondCo PLC (A)	3.950	01-29-31		11,631,000	8,462,111
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,929,000	2,851,967
Post Holdings, Inc. (A)	4.500	09-15-31		3,240,000	2,741,954
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,003,003
Post Holdings, Inc. (A)	5.625	01-15-28		12,510,000	12,062,152
Personal care products 0.3%
Natura & Company Luxembourg Holdings Sarl (A)(B)	6.000	04-19-29		4,015,000	3,585,783
Natura Cosmeticos SA (A)	4.125	05-03-28		8,030,000	6,748,254
Energy 6.8%					234,181,719
Oil, gas and consumable fuels 6.8%
Aker BP ASA (A)	3.750	01-15-30		8,430,000	7,520,124
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	3,581,824
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	1,928,440
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	7,351,755
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	$19,430,336
Cheniere Energy Partners LP	4.000	03-01-31		17,070,000	15,023,111
Continental Resources, Inc. (A)	2.875	04-01-32		12,374,000	9,500,580
Continental Resources, Inc. (A)	5.750	01-15-31		14,166,000	13,494,836
Ecopetrol SA	4.625	11-02-31		4,570,000	3,473,719
Ecopetrol SA	5.375	06-26-26		2,445,000	2,330,184
Ecopetrol SA	5.875	05-28-45		2,485,000	1,635,828
Ecopetrol SA	6.875	04-29-30		4,970,000	4,448,844
Enbridge, Inc.	3.125	11-15-29		10,080,000	9,027,330
EQT Corp. (A)(B)	3.625	05-15-31		25,305,000	21,568,211
EQT Corp.	3.900	10-01-27		3,283,000	3,049,989
Kinder Morgan, Inc.	5.300	12-01-34		2,405,000	2,307,383
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		8,580,917	6,291,885
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		12,545,000	11,980,475
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	1,427,400
Occidental Petroleum Corp.	3.400	04-15-26		2,417,000	2,239,024
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	8,023,294
Occidental Petroleum Corp.	6.625	09-01-30		11,815,000	12,317,138
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	3,768,767
Ovintiv, Inc.	6.500	08-15-34		8,760,000	8,822,843
Ovintiv, Inc.	6.500	02-01-38		5,700,000	5,645,663
Pertamina Persero PT (A)	3.100	01-21-30		2,700,000	2,386,039
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,182,000
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		5,350,000	5,063,315
QatarEnergy (A)	2.250	07-12-31		7,975,000	6,715,705
QatarEnergy (A)	3.300	07-12-51		3,105,000	2,229,142
Southwestern Energy Company	5.700	01-23-25		166,000	164,946
The Williams Companies, Inc.	3.500	11-15-30		865,000	775,365
TransCanada PipeLines, Ltd.	4.100	04-15-30		13,295,000	12,338,502
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	779,660
Var Energi ASA (A)	7.500	01-15-28		5,380,000	5,605,115
Western Midstream Operating LP	4.300	02-01-30		9,845,000	8,752,947
Financials 6.7%					231,310,474
Banks 3.8%
Asian Development Bank	3.000	10-14-26	AUD	5,880,000	3,707,885
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,950,000	8,673,367
European Investment Bank	0.250	01-20-32	EUR	10,275,000	8,764,496
European Investment Bank (SONIA + 0.350%) (C)	4.593	06-29-23	GBP	5,355,000	6,662,617
Inter-American Development Bank	2.700	01-29-26	AUD	5,932,000	3,730,979
Inter-American Development Bank	2.750	10-30-25	AUD	5,140,000	3,247,812
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	6,585,000	4,499,289
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	8,110,000	5,713,562
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,013,547
International Finance Corp.	2.550	09-18-23	CNY	32,140,000	4,522,600
International Finance Corp.	3.600	02-24-26	AUD	14,185,000	9,141,329
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	3.670	06-21-23	NOK	42,000,000	3,784,056
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	3.700	06-19-24	NOK	33,000,000	2,977,884
Nordic Investment Bank	1.875	04-10-24	NOK	46,090,000	4,069,881
Nordic Investment Bank	3.000	08-23-27	NOK	36,280,000	3,167,785
Popular, Inc.	6.125	09-14-23		3,585,000	3,571,308
Popular, Inc.	7.250	03-13-28		7,230,000	7,163,237
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	6,420,000	$3,551,974
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,635,000	8,870,841
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	10,161,090
U.S. Bancorp	0.850	06-07-24	EUR	13,350,000	13,585,415
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		6,821,000	4,974,052
Capital markets 1.2%
MSCI, Inc. (A)	3.250	08-15-33		4,130,000	3,307,831
MSCI, Inc. (A)	3.625	09-01-30		15,070,000	12,923,385
MSCI, Inc. (A)	3.625	11-01-31		8,740,000	7,296,668
MSCI, Inc. (A)	3.875	02-15-31		6,775,000	5,831,960
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	845,000	759,300
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	6,403,000	6,677,855
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	3,788,000	3,675,690
Financial services 1.1%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	6,027,130
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	9,235,000	9,272,027
European Financial Stability Facility, Zero Coupon	0.000	10-15-25	EUR	4,440,000	4,418,686
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	4,405,976
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	8,945,000	8,697,584
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	3,374,492
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	3,842,003	674,072
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,358,579
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	5,990,000	6,054,233
Health care 4.0%					136,940,569
Health care equipment and supplies 0.6%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	8,895,705
DH Europe Finance II Sarl	0.450	03-18-28	EUR	13,445,000	12,530,022
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		9,265,000	7,414,409
Centene Corp.	3.000	10-15-30		15,295,000	12,796,409
Centene Corp.	3.375	02-15-30		15,395,000	13,273,723
Centene Corp.	4.625	12-15-29		2,625,000	2,434,425
HCA, Inc.	3.500	09-01-30		32,311,000	28,568,332
HCA, Inc.	4.125	06-15-29		13,845,000	12,854,714
HCA, Inc.	5.500	06-01-33		6,565,000	6,552,607
Rede D’or Finance Sarl (A)(B)	4.500	01-22-30		4,134,000	3,480,420
Rede D’or Finance Sarl (A)	4.950	01-17-28		4,356,000	3,943,073
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	6,169,921
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	2,288,000	2,355,670
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,000,851
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	6,950,908
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	3,719,380
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 4.5%					$154,312,309
Aerospace and defense 1.1%
Airbus SE	1.625	06-09-30	EUR	2,740,000	2,601,775
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	6,030,512
The Boeing Company	5.150	05-01-30		23,555,000	23,361,756
The Boeing Company	5.805	05-01-50		5,860,000	5,736,943
Air freight and logistics 0.1%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	26,688,000	3,736,432
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,399,023
Construction and engineering 0.3%
AECOM	5.125	03-15-27		12,077,000	11,654,305
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	6,671,741
Movida Europe SA (A)	5.250	02-08-31		2,480,000	1,932,555
Uber Technologies, Inc. (A)	8.000	11-01-26		5,305,000	5,410,368
Passenger airlines 1.7%
American Airlines, Inc. (A)	5.500	04-20-26		8,530,000	8,371,345
American Airlines, Inc. (A)	5.750	04-20-29		8,095,000	7,756,575
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		4,675,580	4,013,496
Delta Air Lines, Inc.	2.900	10-28-24		5,260,000	5,074,895
Delta Air Lines, Inc. (A)	4.750	10-20-28		29,063,000	28,075,527
Delta Air Lines, Inc. (B)	7.375	01-15-26		1,655,000	1,737,207
Singapore Airlines, Ltd.	3.375	01-19-29		4,250,000	3,974,631
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		10,170,000	8,725,683
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	6,358,277
United Rentals North America, Inc.	4.875	01-15-28		4,190,000	3,997,310
United Rentals North America, Inc. (A)	6.000	12-15-29		6,690,000	6,691,953
Information technology 0.4%					12,424,227
IT services 0.2%
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	4,578,180
Technology hardware, storage and peripherals 0.2%
CDW LLC	4.250	04-01-28		1,655,000	1,529,540
Dell International LLC	8.350	07-15-46		5,348,000	6,316,507
Materials 4.2%					143,044,339
Chemicals 0.6%
Braskem Idesa SAPI (A)	6.990	02-20-32		5,090,000	3,487,513
Braskem Netherlands Finance BV (A)	4.500	01-31-30		3,409,000	2,878,208
Braskem Netherlands Finance BV (A)	5.875	01-31-50		6,055,000	4,728,472
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,484,047
FS Luxembourg Sarl (A)	10.000	12-15-25		4,410,000	4,447,776
Construction materials 0.3%
Cemex SAB de CV (A)	3.875	07-11-31		12,495,000	10,387,051
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		8,925,000	7,619,927
Ball Corp.	2.875	08-15-30		20,630,000	17,050,184
Ball Corp.	6.875	03-15-28		11,095,000	11,351,186
Berry Global, Inc. (A)(B)	5.625	07-15-27		6,805,000	6,711,431
Sealed Air Corp. (A)	5.000	04-15-29		4,410,000	4,091,466
Metals and mining 1.9%
Cleveland-Cliffs, Inc. (A)(B)	4.625	03-01-29		14,925,000	13,261,798
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		8,180,000	$6,990,089
CSN Islands XI Corp. (A)	6.750	01-28-28		8,315,000	7,703,328
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,341,440
Freeport-McMoRan, Inc.	4.625	08-01-30		10,030,000	9,391,333
Freeport-McMoRan, Inc.	5.450	03-15-43		17,505,000	15,874,404
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	11,244,686
Real estate 2.4%					81,328,613
Hotel and resort REITs 0.3%
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	5,999,050
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,178,963
Office REITs 0.0%
Boston Properties LP	2.750	10-01-26		1,266,000	1,112,032
Specialized REITs 2.1%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,578,265
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	3,666,856
American Tower Trust I (A)	5.490	03-15-28		7,025,000	7,143,805
Crown Castle, Inc.	2.250	01-15-31		2,550,000	2,091,094
SBA Communications Corp.	3.125	02-01-29		9,770,000	8,229,632
SBA Communications Corp.	3.875	02-15-27		20,055,000	18,484,856
SBA Tower Trust (A)	6.599	01-15-28		9,420,000	9,744,779
VICI Properties LP (A)	4.125	08-15-30		9,945,000	8,716,742
VICI Properties LP (A)	4.625	12-01-29		4,345,000	3,960,082
VICI Properties LP	5.125	05-15-32		7,950,000	7,422,457
Utilities 3.1%					106,314,647
Electric utilities 2.0%
Brazos Securitization LLC (A)	5.014	09-01-31		7,140,000	7,095,454
Brazos Securitization LLC (A)	5.413	09-01-52		6,185,000	6,395,825
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,270,247
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		11,555,000	11,063,913
FirstEnergy Corp.	4.150	07-15-27		9,045,000	8,657,784
FirstEnergy Corp.	7.375	11-15-31		13,018,000	15,064,169
Israel Electric Corp., Ltd. (A)	3.750	02-22-32		5,380,000	4,631,427
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		2,565,000	2,563,307
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		11,660,000	11,164,450
United Electric Securitization LLC (A)	5.109	06-01-31		1,655,000	1,657,804
Independent power and renewable electricity producers 0.9%
DPL, Inc.	4.125	07-01-25		12,075,000	11,514,883
Greenko Dutch BV (A)	3.850	03-29-26		5,710,500	5,039,516
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,018,040
Greenko Wind Projects Mauritius, Ltd. (A)	5.500	04-06-25		7,965,000	7,542,400
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,473,852
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,028,290

Engie SA	0.375	06-21-27	EUR	3,300,000	3,133,286
Convertible bonds 2.6%					$88,325,269
(Cost $96,406,033)
Communication services 0.7%					22,784,842
Media 0.7%
Liberty Broadband Corp. (A)	3.125	03-31-53		18,485,000	17,505,295
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Liberty Media Corp. (A)	0.500	12-01-50	5,085,000	$5,279,547
Consumer discretionary 0.8%				27,562,696
Hotels, restaurants and leisure 0.6%
Carnival Corp. (A)	5.750	12-01-27	12,060,000	14,110,200
Marriott Vacations Worldwide Corp. (A)	3.250	12-15-27	7,460,000	7,079,540
Specialty retail 0.2%
Burlington Stores, Inc. (B)	2.250	04-15-25	6,365,000	6,372,956
Industrials 1.1%				37,977,731
Ground transportation 0.2%
Uber Technologies, Inc. (E)	4.304	12-15-25	8,690,000	7,794,504
Passenger airlines 0.9%
Air Canada	4.000	07-01-25	5,160,000	6,362,142

American Airlines Group, Inc.	6.500	07-01-25	11,950,000	13,808,810

Southwest Airlines Company (B)	1.250	05-01-25	9,450,000	10,012,275
Municipal bonds 1.7%				$57,722,828
(Cost $57,889,097)
Board of Regents of the University of Texas System	2.439	08-15-49	11,605,000	7,631,026
City of Norfolk (Virginia)	1.804	10-01-31	4,035,000	3,344,116
City of San Antonio (Texas)	5.718	02-01-41	2,360,000	2,544,374
Commonwealth of Massachusetts	2.900	09-01-49	5,840,000	4,197,847
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39	6,875,000	7,032,486
Massachusetts School Building Authority	2.950	05-15-43	2,900,000	2,236,051
Massachusetts Water Resources Authority	3.124	08-01-39	7,145,000	5,853,766
South Carolina Public Service Authority	5.740	01-01-30	2,420,000	2,496,254
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,648,000	1,391,870
University of Virginia	2.256	09-01-50	17,760,000	11,019,315
University of Washington	2.618	04-01-42	7,375,000	5,218,049

Utah Transit Authority	3.443	12-15-42	6,035,000	4,757,674
Term loans (F) 0.8%				$28,680,466
(Cost $29,106,642)
Industrials 0.8%				28,680,466
Passenger airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	10.000	04-20-28	6,330,000	6,350,762
Mileage Plus Holdings LLC , 2020 Term Loan B (3 month LIBOR + 5.250%)	10.213	06-21-27	7,509,750	7,767,109

United Airlines, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	8.888	04-21-28	14,660,380	14,562,595
Collateralized mortgage obligations 6.0%				$203,704,789
(Cost $205,215,135)
Commercial and residential 3.7%				125,665,480
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	3,150,755	2,967,515
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(C)	7.378	05-15-39	3,145,000	3,095,326
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(C)	6.094	10-15-36	9,986,091	9,917,182
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(C)	6.028	12-15-38	4,955,000	4,804,355
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (A)(C)	5.807	09-15-36	5,650,000	5,459,878
BX Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-CLS, Class A (A)	5.760	10-13-27	5,980,000	$5,798,383
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(C)	7.224	10-15-39	8,080,000	8,074,928
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(C)	7.723	10-15-39	4,845,000	4,832,853
Series 2022-GPA, Class D (1 month CME Term SOFR + 4.061%) (A)(C)	9.120	10-15-39	3,335,000	3,305,747
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) (A)(C)	6.177	12-15-37	3,840,900	3,797,321
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(G)	6.015	06-10-28	4,380,000	4,447,800
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(G)	4.550	04-25-67	3,598,128	3,514,640
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (A)(C)	6.087	05-15-36	7,476,400	7,429,891
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter) (A)	2.656	10-25-59	900,180	858,191
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	3,965,394	3,893,604
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	3,265,234	33,997
Series 2007-4, Class ES IO	0.350	07-19-47	3,359,672	44,141
Series 2007-6, Class ES IO (A)	0.343	08-19-37	3,451,401	42,672
InTown Mortgage Trust
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (A)(C)	8.345	08-15-39	6,535,000	6,520,662
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	6.355	05-15-39	11,524,000	11,280,957
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	6.853	05-15-39	11,605,000	11,332,779
Series 2022-BMR2, Class D (1 month CME Term SOFR + 2.542%) (A)(C)	7.601	05-15-39	8,305,000	7,899,109
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (G)	5.337	11-25-34	780,236	795,433
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-15-40	2,925,000	2,888,526
Verus Securitization Trust
Series 2022-4, Class A2 (A)(G)	4.740	04-25-67	4,902,466	4,628,502
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,933,259	2,889,440
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	5,214,895	5,111,648
U.S. Government Agency 2.3%				78,039,309
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	6.973	04-25-42	5,383,116	5,408,836
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(C)	7.173	05-25-42	6,911,788	6,970,502
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(C)	8.323	05-25-42	7,760,000	7,837,542
Series 2022-DNA6, Class M1A (1 month SOFR + 2.150%) (A)(C)	7.123	09-25-42	7,491,402	7,540,190
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%) (A)(C)	7.473	03-25-52	5,713,275	5,757,895
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (A)(C)	8.473	03-25-42	3,825,000	3,868,031
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%) (A)(C)	8.523	08-25-42	5,665,000	5,735,433
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (A)(C)	5.973	12-25-41	1,805,066	1,794,133
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(C)	7.073	03-25-42	962,035	966,708
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(C)	6.973	03-25-42	1,981,086	1,989,429
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%) (A)(C)	7.973	04-25-42	11,386,000	11,292,724
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(C)	7.723	05-25-42	3,668,073	3,751,944
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%) (A)(C)	7.481	09-25-42	6,215,200	$6,238,445
Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%) (A)(C)	7.381	12-25-42	3,413,083	3,437,106
Series 2023-R03, Class 2M2 (1 month SOFR + 3.900%) (A)(C)	8.715	04-25-43	2,960,000	2,995,718
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (1 month SOFR + 6.200%) (A)(C)	11.173	11-25-41	2,610,000	2,454,673

Asset backed securities 1.8%				$62,533,290
(Cost $63,887,964)
Asset backed securities 1.8%				62,533,290
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	5,065,000	4,730,652
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	4,576,688	4,310,114
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,675,450	5,455,254
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	3,631,551	3,286,952
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	4,007,466	3,676,610
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2 (A)	6.350	10-20-52	6,710,000	6,602,372
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	1,498,766	1,454,871
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	6,050,000	6,045,204
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	13,841,500	13,433,868
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	7,190,000	7,159,262
Verizon Master Trust
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter)	4.490	01-22-29	6,440,000	6,378,131

	Shares	Value
Common stocks 0.1%		$4,434,109
(Cost $5,613,446)
Industrials 0.1%		4,434,109
Passenger airlines 0.1%

Delta Air Lines, Inc. (H)	122,051	4,434,109

Preferred securities 1.2%		$39,254,512
(Cost $44,713,946)
Financials 0.3%		7,929,916
Banks 0.2%
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,653,629
Capital markets 0.1%
Stifel Financial Corp., 4.500%	145,729	2,276,287
Utilities 0.9%		31,324,596
Electric utilities 0.6%
NextEra Energy, Inc., 6.926% (B)	448,850	20,575,284
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	137,600	10,749,312

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Contracts/ Notional amount	Value
Purchased options 0.0%		$2,686
(Cost $21,871)
Puts 0.0%		2,686
Over the Counter Option on USD vs. JPY (Expiration Date: 7-19-23; Strike Price: $127.00; Counterparty: Morgan Stanley Capital Services LLC) (H)(I)	3,025,000	2,686

	Yield (%)	Shares	Value
Short-term investments 2.2%			$74,011,963
(Cost $74,029,219)
Short-term funds 2.2%			74,011,963
John Hancock Collateral Trust (J)	4.5317(K)	7,404,603	74,011,963

Total investments (Cost $3,735,684,982) 99.9%	$3,419,790,345
Other assets and liabilities, net 0.1%	4,841,698
Total net assets 100.0%	$3,424,632,043

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,080,811,362 or 31.6% of the fund’s net assets as of 5-31-23.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $47,525,245.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $48,442,885.
(K)	The rate shown is the annualized seven-day yield as of 5-31-23.
The fund had the following country composition as a percentage of net assets on 5-31-23:
United States	60.7%
Canada	6.6%
Indonesia	4.5%
Mexico	2.5%
Norway	2.1%
Supranational	2.0%
United Kingdom	1.8%
New Zealand	1.8%
South Korea	1.7%
Brazil	1.7%
Other countries	14.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	146	Short	Sep 2023	$(16,673,428)	$(16,712,438)	$(39,010)
						$(39,010)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,695,000	NZD	6,211,155	ANZ	6/21/2023	—	$(33,688)
AUD	31,274,003	USD	20,916,679	BARC	6/21/2023	—	(560,041)
AUD	40,018,519	USD	26,598,462	CITI	6/21/2023	—	(549,910)
AUD	30,192,202	USD	20,495,877	MSCS	6/21/2023	—	(843,398)
AUD	3,034,242	USD	2,041,074	RBC	6/21/2023	—	(66,048)
BRL	12,007,759	USD	2,348,066	CITI	6/21/2023	$11,949	—
BRL	11,270,059	USD	2,215,734	GSI	6/21/2023	—	(707)
BRL	40,839,740	USD	8,112,781	SSB	6/21/2023	—	(86,103)
CAD	3,804,202	EUR	2,575,000	RBC	6/21/2023	48,279	—
CAD	5,753,000	JPY	556,815,611	GSI	6/21/2023	231,807	—
CAD	2,837,500	JPY	286,502,375	JPM	6/21/2023	28,892	—
CAD	2,895,000	JPY	282,079,854	MSCS	6/21/2023	103,105	—
CAD	5,757,500	JPY	558,482,185	RBC	6/21/2023	223,127	—
CAD	34,787,812	USD	25,758,157	CIBC	6/21/2023	—	(119,468)
CAD	11,600,618	USD	8,585,010	CITI	6/21/2023	—	(35,331)
CAD	19,825,631	USD	14,447,083	GSI	6/21/2023	164,448	—
CAD	32,511,205	USD	24,029,505	HUS	6/21/2023	—	(68,680)
CAD	53,416,197	USD	39,351,426	JPM	6/21/2023	16,421	—
CAD	48,834,594	USD	35,892,495	MSCS	6/21/2023	98,703	—
CAD	116,070,970	USD	85,255,190	RBC	6/21/2023	289,356	—
CAD	23,289,868	USD	17,136,161	SSB	6/21/2023	28,520	—
CAD	1,361,193	USD	1,009,680	TD	6/21/2023	—	(6,478)
CAD	36,097,741	USD	26,649,349	UBS	6/21/2023	—	(45,240)
EUR	2,832,500	CAD	4,157,948	JPM	6/21/2023	—	(33,449)
EUR	14,231,667	NOK	166,947,412	BARC	6/21/2023	174,864	—
EUR	49,378,207	NOK	568,806,319	GSI	6/21/2023	1,547,618	—
EUR	21,195,260	NOK	244,913,669	HUS	6/21/2023	596,007	—
EUR	71,371,970	NOK	833,107,983	MSCS	6/21/2023	1,249,821	—
EUR	2,653,315	USD	2,891,676	BOA	6/21/2023	—	(52,448)
EUR	75,768,742	USD	82,328,390	BARC	6/21/2023	—	(1,250,667)
EUR	1,719,564	USD	1,870,211	BNY	6/21/2023	—	(30,161)
EUR	20,055,000	USD	21,921,435	CIBC	6/21/2023	—	(461,217)
EUR	31,330,805	USD	33,932,005	CITI	6/21/2023	—	(405,908)
EUR	69,012,765	USD	76,153,867	GSI	6/21/2023	—	(2,305,502)
EUR	4,833,508	USD	5,311,491	HUS	6/21/2023	—	(139,308)
EUR	4,491,171	USD	4,903,558	JPM	6/21/2023	—	(97,699)
EUR	18,587,871	USD	20,266,407	MSCS	6/21/2023	—	(376,117)
EUR	1,611,168	USD	1,777,490	RBC	6/21/2023	—	(53,429)
EUR	14,305,000	USD	15,806,467	SCB	6/21/2023	—	(499,141)
EUR	112,877,131	USD	121,292,089	SSB	6/21/2023	—	(505,860)
EUR	71,240,610	USD	78,041,629	UBS	6/21/2023	—	(1,809,317)
GBP	17,202,750	USD	21,492,428	BARC	6/21/2023	—	(84,446)
GBP	817,280	USD	1,032,452	CIBC	6/21/2023	—	(15,387)
GBP	28,327,500	USD	35,448,212	SCB	6/21/2023	—	(196,022)
GBP	17,202,750	USD	21,479,560	SSB	6/21/2023	—	(71,578)
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	275,105,423	CAD	2,895,000	CIBC	6/21/2023	—	$(153,310)
JPY	280,952,600	CAD	2,862,500	JPM	6/21/2023	—	(87,267)
JPY	843,567,852	CAD	8,602,500	RBC	6/21/2023	—	(267,745)
JPY	277,132,560	CAD	2,895,000	SSB	6/21/2023	—	(138,718)
JPY	5,781,185,552	USD	42,668,750	BARC	6/21/2023	—	(1,053,626)
JPY	4,885,166,313	USD	37,610,427	CIBC	6/21/2023	—	(2,445,183)
JPY	18,095,047,529	USD	136,508,831	CITI	6/21/2023	—	(6,253,941)
JPY	3,022,412,272	USD	23,014,019	GSI	6/21/2023	—	(1,257,571)
JPY	3,768,574,491	USD	28,790,954	HUS	6/21/2023	—	(1,663,353)
JPY	18,687,300,548	USD	139,157,331	JPM	6/21/2023	—	(4,639,189)
JPY	10,119,939,132	USD	75,276,908	MSCS	6/21/2023	—	(2,429,820)
JPY	3,780,101,885	USD	28,657,000	SCB	6/21/2023	—	(1,446,420)
JPY	4,893,022,954	USD	37,376,639	SSB	6/21/2023	—	(2,154,839)
MXN	156,343,048	USD	8,357,688	BARC	6/21/2023	$444,593	—
MXN	141,364,957	USD	7,868,084	GSI	6/21/2023	90,916	—
MXN	85,583,339	USD	4,776,475	JPM	6/21/2023	41,960	—
MXN	543,282,554	USD	30,078,281	SSB	6/21/2023	509,113	—
NOK	78,858,739	EUR	6,974,329	BARC	6/21/2023	—	(352,154)
NOK	77,470,479	EUR	6,927,950	CITI	6/21/2023	—	(427,707)
NOK	250,965,500	EUR	21,955,744	GSI	6/21/2023	—	(864,071)
NOK	78,723,432	EUR	6,974,329	JPM	6/21/2023	—	(364,354)
NOK	1,157,387,420	EUR	99,436,552	MSCS	6/21/2023	—	(2,039,899)
NOK	330,899,692	EUR	28,464,000	SCB	6/21/2023	—	(620,518)
NOK	28,390,000	SEK	27,726,230	JPM	6/21/2023	2,362	—
NZD	6,134,426	AUD	5,695,000	ANZ	6/21/2023	—	(12,521)
NZD	56,351,225	USD	35,296,209	CITI	6/21/2023	—	(1,358,991)
NZD	8,716,364	USD	5,296,446	HUS	6/21/2023	—	(47,063)
NZD	589,739	USD	366,091	SSB	6/21/2023	—	(10,924)
SGD	27,707,964	USD	20,773,054	BARC	6/21/2023	—	(272,398)
SGD	24,104,573	USD	18,035,258	CIBC	6/21/2023	—	(200,691)
SGD	45,749,208	USD	34,052,086	CITI	6/21/2023	—	(203,019)
SGD	25,010,521	USD	18,725,986	GSI	6/21/2023	—	(221,123)
SGD	24,225,680	USD	18,035,258	HUS	6/21/2023	—	(111,086)
SGD	659,380	USD	495,986	JPM	6/21/2023	—	(8,122)
SGD	1,287,654	USD	956,110	MSCS	6/21/2023	—	(3,396)
SGD	32,282,674	USD	24,286,326	SSB	6/21/2023	—	(400,922)
SGD	25,005,075	USD	18,816,002	UBS	6/21/2023	—	(315,169)
USD	21,620,119	AUD	31,904,605	ANZ	6/21/2023	853,015	—
USD	85,073,507	AUD	127,988,308	CITI	6/21/2023	1,764,325	—
USD	27,715,613	BRL	146,560,161	GSI	6/21/2023	—	(1,089,450)
USD	5,147,670	CAD	6,849,645	BARC	6/21/2023	99,468	—
USD	46,693,801	CAD	63,011,007	CIBC	6/21/2023	254,558	—
USD	2,835,000	CAD	3,849,278	CITI	6/21/2023	—	(1,926)
USD	17,409,683	CAD	23,500,460	HUS	6/21/2023	89,795	—
USD	26,641,184	CAD	36,338,198	JPM	6/21/2023	—	(140,145)
USD	29,102,446	CAD	38,936,074	MSCS	6/21/2023	406,478	—
USD	83,020,673	CAD	112,740,600	RBC	6/21/2023	—	(69,382)
USD	39,732,690	CAD	53,643,709	SSB	6/21/2023	197,165	—
USD	31,618,832	CAD	42,901,811	UBS	6/21/2023	109	—
USD	37,870,691	EUR	35,151,373	BARC	6/21/2023	256,325	—
USD	37,690,374	EUR	35,151,373	CIBC	6/21/2023	76,007	—
USD	147,037,071	EUR	136,465,111	CITI	6/21/2023	1,010,096	—
USD	44,524,839	EUR	41,220,684	GSI	6/21/2023	415,894	—
USD	25,386,002	EUR	23,546,998	HUS	6/21/2023	189,108	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	144,590,477	EUR	133,518,577	JPM	6/21/2023	$1,716,492	—
USD	22,338,872	EUR	20,701,998	MSCS	6/21/2023	186,322	—
USD	31,165,596	EUR	28,923,128	RBC	6/21/2023	215,876	—
USD	80,268,752	EUR	73,068,953	SSB	6/21/2023	2,079,989	—
USD	250,603,734	EUR	232,733,868	UBS	6/21/2023	1,562,620	—
USD	29,614,195	GBP	24,804,133	CIBC	6/21/2023	—	$(1,253,337)
USD	35,823,276	GBP	28,327,500	HUS	6/21/2023	571,086	—
USD	6,527,127	GBP	5,298,618	JPM	6/21/2023	—	(66,744)
USD	17,774,756	GBP	14,335,625	MSCS	6/21/2023	—	(65,229)
USD	17,820,802	GBP	14,335,625	SSB	6/21/2023	—	(19,183)
USD	7,187,338	GBP	5,734,250	UBS	6/21/2023	51,344	—
USD	40,470,495	JPY	5,240,167,581	BARC	6/21/2023	2,749,819	—
USD	17,457,644	JPY	2,272,013,480	CIBC	6/21/2023	1,102,846	—
USD	66,398,483	JPY	8,770,669,054	CITI	6/21/2023	3,263,944	—
USD	8,731,608	JPY	1,132,271,332	GSI	6/21/2023	581,098	—
USD	61,729,587	JPY	8,138,107,154	HUS	6/21/2023	3,148,464	—
USD	86,049,125	JPY	11,520,511,361	JPM	6/21/2023	3,120,198	—
USD	79,902,686	JPY	10,500,157,615	MSCS	6/21/2023	4,318,646	—
USD	23,756,405	JPY	3,132,748,298	RBC	6/21/2023	1,205,718	—
USD	28,657,000	JPY	3,807,397,677	SCB	6/21/2023	1,249,935	—
USD	68,260,496	JPY	8,987,008,476	SSB	6/21/2023	3,568,666	—
USD	10,982,055	MXN	200,434,258	BARC	6/21/2023	—	(302,610)
USD	5,675,000	MXN	102,909,032	CITI	6/21/2023	—	(118,889)
USD	50,535,067	MXN	936,155,812	JPM	6/21/2023	—	(2,171,512)
USD	2,867,500	MXN	52,305,626	MSCS	6/21/2023	—	(77,363)
USD	5,712,500	MXN	104,256,749	SSB	6/21/2023	—	(157,267)
USD	16,063,448	NOK	170,152,958	BARC	6/21/2023	720,407	—
USD	70,611,866	NZD	114,128,980	MSCS	6/21/2023	1,878,308	—
USD	21,867,468	SGD	28,996,808	BARC	6/21/2023	413,218	—
USD	56,110,554	SGD	74,384,077	CIBC	6/21/2023	1,075,029	—
USD	56,893,689	SGD	75,757,688	GSI	6/21/2023	841,853	—
USD	1,479,661	SGD	1,958,625	HUS	6/21/2023	30,506	—
USD	18,703,518	SGD	24,935,530	UBS	6/21/2023	254,140	—
						$47,420,728	$(48,160,895)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$489,954,658	—	$489,954,658	—
Foreign government obligations	805,911,360	—	805,911,360	—
Corporate bonds	1,565,254,415	—	1,565,254,415	—
Convertible bonds	88,325,269	—	88,325,269	—
Municipal bonds	57,722,828	—	57,722,828	—
Term loans	28,680,466	—	28,680,466	—
Collateralized mortgage obligations	203,704,789	—	203,704,789	—
Asset backed securities	62,533,290	—	62,533,290	—
Common stocks	4,434,109	$4,434,109	—	—
Preferred securities	39,254,512	39,254,512	—	—
Purchased options	2,686	—	2,686	—
Short-term investments	74,011,963	74,011,963	—	—
Total investments in securities	$3,419,790,345	$117,700,584	$3,302,089,761	—
Derivatives:
Assets
Forward foreign currency contracts	$47,420,728	—	$47,420,728	—
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	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liabilities
Futures	$(39,010)	$(39,010)	—	—
Forward foreign currency contracts	(48,160,895)	—	$(48,160,895)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,404,603	$135,402,725	$1,004,926,137	$(1,066,334,798)	$(60,775)	$78,674	$1,920,246	—	$74,011,963
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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